CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings/Accumulated Losses [Member] CNY (¥)	Retained Earnings/Accumulated Losses [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Contingently Redeemable Noncontrolling Interests [Member] CNY (¥)	Contingently Redeemable Noncontrolling Interests [Member] USD ($)
Balance at Dec. 31, 2020	¥ 3,788,392		¥ 78		¥ 156		¥ 2,726,619		¥ 163,340		¥ 857,188		¥ 3,747,381		¥ 41,011
Balance (in shares) at Dec. 31, 2020 | shares			482,113,756	482,113,756	945,496,827	945,496,827
Net loss	(353,204)		¥ 0								(351,126)		(351,126)		(2,078)
Share-based compensation	6,248						6,248						6,248		0
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			5,120,766	5,120,766
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1				(46,432)						(46,431)		46,431
Other comprehensive income (loss)	(75,536)								(75,078)				(75,078)		(458)
Disposal of subsidiaries	130										130		130
Dividends declared on share awards of consolidated subsidiaries	(2,994)										(1,107)		(1,107)		(1,887)
Change in equity interest of consolidated subsidiaries	(2,893)												(891)		(2,002)
Balance at Dec. 31, 2021	3,360,143		¥ 79		¥ 156		2,685,544		88,262		505,085		3,279,126		81,017
Balance (in shares) at Dec. 31, 2021 | shares			487,234,522	487,234,522	945,496,827	945,496,827
Net loss	(520,691)										(513,475)		(513,475)		(7,216)
Share-based compensation	7,863						7,863						7,863
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			(7,776,518)	(7,776,518)	24,518,858	24,518,858
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1				(4,836)						(4,835)		4,835
Other comprehensive income (loss)	263,371								265,686				265,686		(2,315)
Disposal of subsidiaries	(139)										(139)		(139)
Dividends declared on share awards of consolidated subsidiaries	(895)										(895)		(895)
Change in equity interest of subsidiaries	(4,866)														(4,866)
Balance at Dec. 31, 2022	3,104,786		¥ 80		¥ 156		2,688,571		353,948		(9,424)		3,033,331		71,455
Balance (in shares) at Dec. 31, 2022 | shares			479,458,004	479,458,004	970,015,685	970,015,685
Net loss	(593,869)	$ (83,644)									(602,898)		(602,898)		9,029
Share-based compensation	27,685						27,685						27,685
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			7,754,497	7,754,497	36,941,200	36,941,200
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1		¥ 7		(4,129)						(4,121)		4,121
Other comprehensive income (loss)	2,275	320							2,906				2,906		(631)
Accretion of redeemable noncontrolling interests	(252)						(252)						(252)				¥ 252
Dividends declared on share awards of consolidated subsidiaries	(909)										(780)		(780)		(129)
Noncontrolling interest in connection with business acquisitions	14,862														14,862		105,726
Balance at Dec. 31, 2023	¥ 2,554,578	$ 359,805	¥ 81	$ 11	¥ 163	$ 23	¥ 2,711,875	$ 381,960	¥ 356,854	$ 50,262	¥ (613,102)	$ (86,354)	¥ 2,455,871	$ 345,902	¥ 98,707	$ 13,903	¥ 105,978	$ 14,927
Balance (in shares) at Dec. 31, 2023 | shares			487,212,501	487,212,501	1,006,956,885	1,006,956,885